Accrued Expenses and Other Current Liabilities (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Schedule of accrued expenses and other current liabilities
Compensation and benefits	$ 499,500	$ 402,583	$ 39,344
Deferred rent	37,463	35,664	30,354
Professional fees	134,179	130,125	163,500
Other accrued expenses		12,851	6,851
Total accrued expenses and other current liabilities	$ 671,142	$ 581,223	$ 240,049